Financial Statements - Consolidated Income Statements - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Income Statement Abstract
Interest Income (Income Statement)		€ 15,678	€ 14,418
Interest Expenses (Income Statement)		6,691	5,828
NET INTEREST INCOME		8,987	8,590
Dividend income		103	83
investments in entities accounted for using the equity method		(19)	13
Fee And commission income (Income Statement)		3,661	3,553
Fee and commission expense (Income Statement)		1,191	1,073
Gains or losses on derecognition of financial assets and liabilities not measured at fair value through profit or loss net ( Income Statement)		67	130
Gains or losses on financial assets and liabilities held for trading, net (Income Statement)		173	329
Gains Losses On Financial Assets Not Designated As Held For Sale Through Profit Or Loss Mandatorily Measured At Fair Value		98	3
Gains or losses on financial assets and liabilities designated at fair value through profit or loss net (Income Statement)		(3)	107
Gains or losses from hedge accounting net (Income Statement)		73	51
Exchange differences (Income Statement)		134	74
Other operating income (Income Statement)		337	554
Other operating expenses (Income Statement)	[1]	(995)	(1,062)
Income on insurance and reinsurance contracts (Income Statement)		1,547	1,601
Expenses on insurance and reinsurance contracts (Income Statement)		983	1,091
Gross Profit		11,989	11,863
Administration Cost		(5,084)	(5,297)
Employee Benefits Expense		(3,131)	(3,104)
Administrative Expense		(1,953)	(2,193)
Total depreciation expense		(790)	(599)
Provisions or reversal of provisions		261	184
Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss (Income Statement)		(1,777)	(1,606)
Financial assets measured at amortized cost, impairment or reversal of impairment		(1,772)	(1,618)
Financial assets fair value through other comprehensive income		975	744
NET OPERATING INCOME		4,077	4,177
Impairment Or Reversal Of Impairment Investments In Subsidiaries Joint Ventures And Associates		0	0
Impairment Or Reversal Of Impairment On Non Financial Assets		(44)	0
Tangible assets, impairment or reversal of impairment		(30)	(18)
Intangible assets, impairment or reversal of impairment		(1)	(3)
Other non-financial assets, impairment or reversal of impairment		(13)	21
Disposal of tangible assets and other, gains		8	80
Profit or loss from non current assets and disposal groups classified as held for sale not qualifying as discontinued operations (Income Statement)		11	29
Profit Loss before tax		4,052	4,286
Tax expense or income related to profit or loss from continuing operation (Income Statement)		(1,136)	(1,222)
PROFIT FROM CONTINUING OPERATIONS		2,916	3,063
Profit from discontinued operations net (Income Statement)		0	0
Profit		2,916	3,063
Attributable to owners of the parent		2,442	2,536
Profit Loss Attributable To Non controlling Interests		€ 475	€ 528
Basic Earnings Loss Per Share		€ 0.34	€ 0.36
Basic Earnings Loss Per Share From Continuing Operations		0.34	0.36
Diluted Earnings Loss Per Share From Continuing Operations		0.34	0.36
Basic Earnings Loss Per Share From Discontinued Operations		0	0
Diluted Earnings Loss Per Share From Discontinued Operations		€ 0	€ 0

[1]	(*) Includes the contributions to guaranteed banks deposits funds and hyperinflation adjustment (see Note 1.3)